Investment properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Description of fair value measurements of investment properties	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 116.94 (corresponding to the year ended June 30, 2022) and arriving at ARS 376.56. In the long term, a nominal devaluation rate of 27.5% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.1% (corresponding to the year ended June 30, 2022) and stabilizes at 30.0% after 5 years.	Fiscal year 2020: For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 86.21 (corresponding to the year ended June 30, 2021) and arriving at ARS 243.89. In the long term, a nominal devaluation rate of 21.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2021) and stabilizes at 23.2% after 5 years.	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 48.47 (corresponding to the year ended June 30, 2020) and arriving at ARS 72.16. In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.5% (corresponding to the year ended June 30, 2020) and stabilizes at 8% after 5 years.
Net realized gain from fair value in investment		$ 1,000	$ 703
Mortgage properties to secure borrowings and notes payable	$ 1,730	27,293
Change in fair value realized from sale	1,556	12,343
Disposals	844	5,254
La Malteria [Member]
Statement [Line Items]
Net realized gain from fair value in investment			296
Disposals		296
Garages In Bouchard 557 [Member]
Statement [Line Items]
Change in fair value realized from sale	15
Torre Boston [Member]
Statement [Line Items]
Change in fair value realized from sale	1,071	6,506
Proceeds from sale of property	5,434
Bouchard 710 [Member]
Statement [Line Items]
Change in fair value realized from sale	470	5,837
Proceeds from sale of property	$ 5,368
Caballito Ferro Land [Member]
Statement [Line Items]
Net realized gain from fair value in investment		139	$ 407
Monetary benefit		5
Non-monetary benefit		541
200 Della Paolera [Member]
Statement [Line Items]
Net realized gain from fair value in investment		861
Proceeds from sale of property		$ 861